Other receivables (Details) - CHF (SFr)	Dec. 31, 2017	Dec. 31, 2016
Trade and other receivables [abstract]
Value added tax receivable	SFr 63,452	SFr 132,570
Withholding tax receivable	18,115	23,644
Deposit credit cards	79,840	79,900
Other	79,874	60,417
Total other receivables	SFr 241,281	SFr 296,531